UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Small-Mid Cap ETF (TMSL)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Small-Mid Cap ETF (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$58	0.55%

What drove fund performance during the past 12 months?

  U.S. small- and mid-cap (SMID) stocks rose in 2025 but lagged large-caps. Since April, the market environment has been highly speculative, with SMID leadership shifting toward lower-quality companies, such as those with high short interest, low share prices, persistent losses, and the smallest market caps. Equities generally were lifted by favorable economic growth and corporate earnings, stimulative fiscal policy, and Federal Reserve interest rate cuts late in the year.

  In absolute terms, one of our largest contributors for the year was Sandisk, a maker of flash memory products spun off by Western Digital in February. Another was Praxis Precision Medicines, a clinical-stage biotechnology company that recently received favorable test results for two experimental drugs.

  Conversely, GoDaddy was a large detractor. This provider of internet access services to small businesses was deemed an artificial intelligence (AI) loser, despite excellent execution and accelerating fundamentals. Another considerable detractor was Duolingo, which operates a widely used language learning app. The stock was hurt in part by concerns that competing AI products could render Duolingo obsolete.

  The fund seeks to provide long-term capital growth with a focus on investing in a diversified portfolio of small- and mid-cap stocks with attractive relative valuations, improving earnings and cash flow, high return on capital, attractive operating margins, a sound balance sheet, and strong financial management. Notable changes in positioning during the year were increased exposure to the information technology, health care, and industrials and business services sectors and decreased allocations to consumer discretionary, financials, and materials.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,000	10,000	10,000
6/30/23	10,236	10,179	10,160
9/30/23	9,888	9,848	9,674
12/31/23	11,223	11,036	10,966
3/31/24	12,563	12,142	11,725
6/30/24	12,138	12,533	11,224
9/30/24	13,005	13,313	12,206
12/31/24	12,993	13,664	12,282
3/31/25	12,267	13,019	11,361
6/30/25	13,203	14,449	12,336
9/30/25	14,154	15,631	13,446
12/31/25	14,517	16,007	13,744

202505-4541202, 202601-5113191

ETF1075-052 02/26

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
Small-Mid Cap ETF (Based on Net Asset Value)	11.73%	15.74%
Russell 3000 Index (Regulatory Benchmark)	17.15%	20.27%
Russell 2500 Index (Strategy Benchmark)	11.91%	13.29%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,183,425
  Number of Portfolio Holdings276
  Investment Advisory Fees Paid (000s)$4,357
  Portfolio Turnover Rate43.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	21.1%
Financials	16.8
Information Technology	16.7
Health Care	13.8
Consumer Discretionary	10.6
Real Estate	5.6
Energy	4.5
Materials	4.3
Utilities	2.3
Other	4.3

Top Ten Holdings (as a % of Net Assets)

Popular	1.2%
Tenet Healthcare	1.1
API Group	1.1
RenaissanceRe Holdings	1.1
MKS	1.1
TechnipFMC	1.0
Middleby	1.0
Webster Financial	1.0
Corpay	1.0
Western Alliance Bancorp	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Small-Mid Cap ETF (TMSL)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
TMSL	Small-Mid Cap ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE SMALL-MID CAP ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended		6/14/23(1) Through
	12/31/25	12/31/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 32.23	$ 27.96	$ 25.00
Investment activities
Net investment income(2)(3)	0.30	0.34	0.15
Net realized and unrealized gain/loss	3.48	4.07	2.90
Total from investment activities	3.78	4.41	3.05
Distributions
Net investment income	(0.20)	(0.14)	(0.09)
NET ASSET VALUE
End of period	$ 35.81	$ 32.23	$ 27.96
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	11.73%	15.77%	12.23%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.55%	0.55%	0.55%(5)
Net expenses after waivers/payments by Price Associates	0.55%	0.55%	0.55%(5)
Net investment income	0.90%	1.08%	1.09%(5)
Portfolio turnover rate(6)	43.3%	38.2%	14.5%
Net assets, end of period (in thousands)	$ 1,183,425	$ 380,258	$ 67,109

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 2.0%
Entertainment 0.4%
TKO Group Holdings	23,405	4,892
		4,892
Interactive Media & Services 0.8%
Pinterest, Class A (1)	124,244	3,217
Reddit, Class A (1)	27,675	6,361
		9,578
Media 0.6%
New York Times, Class A	39,528	2,744
Nexstar Media Group	19,784	4,017
		6,761
Wireless Telecommunication Services 0.2%
Millicom International Cellular	36,988	2,051
		2,051
Total Communication Services		23,282
CONSUMER DISCRETIONARY 10.6%
Automobile Components 0.7%
Autoliv	26,790	3,180
Phinia	38,588	2,419
Visteon	29,702	2,825
		8,424
Broadline Retail 0.3%
Ollie's Bargain Outlet Holdings (1)	30,886	3,385
		3,385

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Diversified Consumer Services 1.4%
Duolingo (1)	21,374	3,751
Frontdoor (1)	62,380	3,599
Laureate Education (1)	70,699	2,380
Service International	68,117	5,311
Stride (1)	33,475	2,174
		17,215
Hotels, Restaurants & Leisure 4.1%
Aramark	95,095	3,505
Boyd Gaming	18,814	1,604
Churchill Downs	53,027	6,033
DraftKings (1)	113,899	3,925
Dutch Bros, Class A (1)	52,358	3,205
Navan, Class A (1)	42,026	718
Planet Fitness, Class A (1)	88,664	9,617
Texas Roadhouse	18,443	3,062
Travel Leisure	76,592	5,402
Viking Holdings (1)	65,477	4,676
Wingstop	26,317	6,276
		48,023
Household Durables 0.7%
NVR (1)	455	3,318
Toll Brothers	39,113	5,289
		8,607
Specialty Retail 1.7%
Advance Auto Parts (2)	83,288	3,273
Burlington Stores (1)	17,221	4,974
Carvana (1)	6,602	2,786
Floor & Decor Holdings, Class A (1)	49,281	3,001
Ulta Beauty (1)	10,834	6,555
		20,589

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 1.7%
Crocs (1)	36,629	3,133
Ralph Lauren	26,743	9,457
Tapestry	38,471	4,915
VF	128,715	2,327
		19,832
Total Consumer Discretionary		126,075
CONSUMER STAPLES 2.0%
Beverages 0.2%
Celsius Holdings (1)	51,579	2,359
		2,359
Consumer Staples Distribution & Retail 1.5%
BJ's Wholesale Club Holdings (1)	33,343	3,002
Casey's General Stores	4,390	2,426
Maplebear (1)	52,276	2,351
Performance Food Group (1)	57,113	5,136
US Foods Holding (1)	58,419	4,400
		17,315
Food Products 0.3%
Lamb Weston Holdings	91,328	3,826
		3,826
Total Consumer Staples		23,500
ENERGY 4.5%
Energy Equipment & Services 1.8%
TechnipFMC	274,007	12,210
Tidewater (1)	44,319	2,239
Weatherford International	87,724	6,865
		21,314

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Oil, Gas & Consumable Fuels 2.7%
HF Sinclair	90,972	4,192
Ovintiv	82,988	3,252
Permian Resources	518,167	7,270
Range Resources	156,242	5,509
Uranium Energy (1)	450,165	5,258
Viper Energy, Class A	164,225	6,344
		31,825
Total Energy		53,139
FINANCIALS 16.8%
Banks 6.4%
Columbia Banking System	146,904	4,106
East West Bancorp	47,380	5,325
Fifth Third Bancorp	90,590	4,240
First BanCorp / Puerto Rico	269,884	5,595
Hancock Whitney	37,982	2,419
Hanmi Financial	68,546	1,853
Huntington Bancshares	311,631	5,407
KeyCorp	364,963	7,533
OFG Bancorp	68,307	2,799
Popular	109,374	13,619
Webster Financial	188,942	11,892
Western Alliance Bancorp	137,009	11,518
		76,306
Capital Markets 2.7%
Galaxy Digital, Class A (1)(2)	36,598	818
Invesco	123,577	3,246
Lazard	107,500	5,220
Main Street Capital	67,646	4,085
StepStone Group, Class A	65,492	4,203
StoneX Group (1)	80,266	7,636

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
TPG	68,547	4,376
Virtus Investment Partners	11,179	1,824
		31,408
Consumer Finance 0.9%
FirstCash Holdings	19,049	3,036
OneMain Holdings	54,024	3,649
SLM	140,923	3,814
		10,499
Financial Services 3.0%
Corebridge Financial	191,853	5,788
Corpay (1)	38,279	11,519
Equitable Holdings	136,888	6,523
Payoneer Global (1)	655,977	3,687
Voya Financial	109,616	8,165
		35,682
Insurance 3.4%
Assurant	15,596	3,756
Axis Capital Holdings	90,585	9,701
Everest Re Group	9,320	3,163
Hanover Insurance Group	33,989	6,212
RenaissanceRe Holdings	46,101	12,962
Skyward Specialty Insurance Group (1)	85,051	4,347
		40,141
Mortgage Real Estate Investment Trusts 0.4%
Annaly Capital Management, REIT	84,313	1,885
Rithm Capital, REIT	302,431	3,297
		5,182
Total Financials		199,218

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 13.8%
Biotechnology 7.0%
Alkermes (1)	81,381	2,277
Apogee Therapeutics (1)	13,395	1,011
Ascendis Pharma, ADR (1)	6,186	1,319
Beam Therapeutics (1)(2)	49,259	1,365
Bicara Therapeutics (1)	32,787	552
Caris Life Sciences (1)	17,730	478
Celldex Therapeutics (1)	52,430	1,424
Centessa Pharmaceuticals, ADR (1)	61,803	1,546
CG Oncology (1)(2)	38,814	1,612
Denali Therapeutics (1)	100,079	1,652
Disc Medicine (1)	12,894	1,024
Dyne Therapeutics (1)	53,417	1,045
Insmed (1)	38,511	6,702
Ionis Pharmaceuticals (1)	46,387	3,670
Janux Therapeutics (1)	18,808	260
Kymera Therapeutics (1)	55,186	4,294
Madrigal Pharmaceuticals, ADR (1)	4,855	2,827
Natera (1)	44,395	10,170
Neurocrine Biosciences (1)	32,690	4,636
Nuvalent, Class A (1)	26,062	2,622
Praxis Precision Medicines (1)	29,410	8,668
Replimune Group (1)(2)	191,897	1,865
Revolution Medicines (1)	59,068	4,705
Rhythm Pharmaceuticals (1)	17,545	1,878
Roivant Sciences (1)	124,541	2,703
Scholar Rock Holding (1)(2)	76,143	3,354
Soleno Therapeutics (1)	29,596	1,370
Ultragenyx Pharmaceutical (1)	42,457	977
Vaxcyte (1)	38,597	1,781
Vera Therapeutics (1)	53,596	2,714
Viridian Therapeutics (1)	35,221	1,096

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Xencor (1)	67,654	1,036
		82,633
Health Care Equipment & Supplies 0.7%
Globus Medical, Class A (1)	20,274	1,770
Penumbra (1)	13,761	4,279
Zimmer Biomet Holdings	25,087	2,256
		8,305
Health Care Providers & Services 4.0%
Billiontoone, Class A (1)	5,308	434
BrightSpring Health Services (1)	158,872	5,950
Concentra Group Holdings Parent	190,382	3,747
Encompass Health	59,163	6,279
Guardant Health (1)	59,836	6,112
Quest Diagnostics	26,182	4,543
RadNet (1)	31,024	2,213
Select Medical Holdings	135,420	2,011
Tenet Healthcare (1)	68,220	13,557
Universal Health Services, Class B	13,690	2,985
		47,831
Health Care Technology 0.0%
HeartFlow (1)	18,143	529
		529
Life Sciences Tools & Services 0.8%
Medpace Holdings (1)	3,187	1,790
Repligen (1)	20,740	3,398
Revvity	43,275	4,187
		9,375
Pharmaceuticals 1.3%
Axsome Therapeutics (1)	10,753	1,964
Crinetics Pharmaceuticals (1)(2)	64,371	2,997

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Prestige Consumer Healthcare (1)	26,115	1,611
Viatris	621,694	7,740
WaVe Life Sciences (1)	31,254	531
		14,843
Total Health Care		163,516
INDUSTRIALS & BUSINESS SERVICES 21.1%
Aerospace & Defense 4.8%
Beta Technologies, Class A (1)	22,706	640
BWX Technologies	15,663	2,707
Carpenter Technology	19,717	6,208
Curtiss-Wright	11,780	6,494
Hexcel	79,689	5,889
Howmet Aerospace	10,665	2,187
Karman Holdings (1)(2)	116,899	8,553
Loar Holdings (1)	26,147	1,778
Rocket Lab (1)	69,978	4,882
Standardaero (1)	262,347	7,524
Textron	116,519	10,157
		57,019
Building Products 0.8%
Allegion	13,740	2,188
AZZ	11,858	1,271
Modine Manufacturing (1)	25,759	3,439
Owens Corning	21,477	2,403
		9,301
Construction & Engineering 2.6%
AECOM	25,735	2,453
API Group (1)	339,651	12,995
Comfort Systems	7,247	6,764
EMCOR Group	6,605	4,041

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Primoris Services	35,769	4,440
		30,693
Electrical Equipment 3.4%
Acuity	26,258	9,454
Bloom Energy, Class A (1)	8,366	727
EnerSys	26,205	3,845
Hubbell	13,459	5,977
NEXTracker, Class A (1)	58,198	5,070
nVent Electric	47,434	4,837
Sensata Technologies Holding	290,026	9,655
		39,565
Ground Transportation 0.3%
Saia (1)	11,889	3,882
		3,882
Machinery 5.3%
AGCO	42,194	4,402
Atmus Filtration Technologies	168,794	8,762
Blue Bird (1)	56,410	2,651
Esab	79,266	8,856
Fortive	77,297	4,267
Gates Industrial (1)	142,369	3,057
IDEX	19,166	3,410
Middleby (1)	81,992	12,190
RBC Bearings (1)	5,355	2,401
Stanley Black & Decker	46,654	3,465
Timken	33,540	2,822
Toro	49,061	3,862
Watts Water Technologies, Class A	10,328	2,851
		62,996

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Passenger Airlines 0.2%
Southwest Airlines	66,887	2,765
		2,765
Professional Services 3.1%
Booz Allen Hamilton	38,997	3,290
First Advantage (1)	348,692	5,066
Korn Ferry	35,976	2,375
Leidos Holdings	40,546	7,314
SS&C Technologies Holdings	75,139	6,569
Upwork (1)	405,979	8,047
Verra Mobility (1)	162,987	3,653
		36,314
Trading Companies & Distributors 0.6%
Applied Industrial Technologies	8,357	2,146
SiteOne Landscape Supply (1)	40,552	5,051
		7,197
Total Industrials & Business Services		249,732
INFORMATION TECHNOLOGY 16.7%
Communications Equipment 0.7%
Ciena (1)	29,930	7,000
Lumentum Holdings (1)	5,543	2,043
		9,043
Electronic Equipment, Instruments & Components 4.8%
Bel Fuse, Class B (2)	39,532	6,706
Belden	76,081	8,868
Cognex	134,199	4,828
Fabrinet (1)	18,856	8,585
Flex (1)	83,831	5,065
Jabil	33,247	7,581
TD SYNNEX	18,248	2,741

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Teledyne Technologies (1)	17,692	9,036
Vontier	40,051	1,489
Zebra Technologies, Class A (1)	8,114	1,970
		56,869
IT Services 0.7%
GoDaddy, Class A (1)	48,577	6,028
Okta (1)	28,394	2,455
		8,483
Semiconductors & Semiconductor Equipment 5.2%
Astera Labs (1)	24,730	4,114
Credo Technology Group Holding (1)	38,836	5,588
Entegris	72,276	6,089
First Solar (1)	12,390	3,237
Lattice Semiconductor (1)	142,990	10,521
MKS	79,455	12,697
Rambus (1)	119,173	10,951
Synaptics (1)	49,223	3,644
Teradyne	23,194	4,489
		61,330
Software 4.4%
A10 Networks	128,249	2,269
Appfolio, Class A (1)	23,045	5,361
CCC Intelligent Solutions Holdings (1)	637,143	5,065
Clearwater Analytics Holdings, Class A (1)	136,198	3,285
Descartes Systems Group (1)	49,152	4,309
DocuSign (1)	56,788	3,884
Gen Digital	183,154	4,980
HubSpot (1)	9,590	3,848
InterDigital	28,710	9,141
Manhattan Associates (1)	8,659	1,501
PTC (1)	39,913	6,953

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Samsara, Class A (1)	34,154	1,211
		51,807
Technology Hardware, Storage & Peripherals 0.9%
Pure Storage, Class A (1)	57,797	3,873
Sandisk (1)	29,288	6,952
		10,825
Total Information Technology		198,357
MATERIALS 4.3%
Chemicals 1.0%
CF Industries Holdings	27,077	2,094
NewMarket	3,081	2,117
RPM International	50,639	5,267
Sensient Technologies	12,877	1,210
Westlake Chemical	14,568	1,077
		11,765
Construction Materials 0.2%
Knife River (1)	41,985	2,954
		2,954
Containers & Packaging 0.8%
International Paper	138,600	5,459
Packaging of America	18,914	3,901
		9,360
Metals & Mining 2.1%
Alamos Gold, Class A	106,756	4,119
Coeur Mining (1)	133,026	2,372
Ivanhoe Electric (1)	48,690	778
MP Materials (1)(2)	36,223	1,830
OR Royalties	40,513	1,434
Reliance Steel & Aluminum	13,779	3,980
Steel Dynamics	39,836	6,750

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Warrior Met Coal	36,462	3,215
		24,478
Paper & Forest Products 0.2%
Louisiana-Pacific	25,439	2,054
		2,054
Total Materials		50,611
REAL ESTATE 5.6%
Health Care REITs 0.2%
Healthcare Realty Trust, REIT	134,136	2,274
		2,274
Hotel & Resort REITs 0.3%
Apple Hospitality, REIT	229,484	2,719
Park Hotels & Resorts, REIT (2)	132,357	1,385
		4,104
Industrial REITs 0.5%
Rexford Industrial Realty, REIT	141,190	5,467
		5,467
Office REITs 0.6%
Kilroy Realty, REIT (2)	65,460	2,446
Vornado Realty Trust, REIT	146,001	4,859
		7,305
Real Estate Management & Development 0.7%
FirstService	9,033	1,405
Jones Lang LaSalle (1)	20,428	6,873
		8,278
Residential REITs 1.1%
Equity LifeStyle Properties, REIT	58,173	3,526
Essex Property Trust, REIT	7,966	2,084

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Sun Communities, REIT	58,935	7,303
		12,913
Retail REITs 0.9%
Brixmor Property Group, REIT	170,040	4,458
Federal Realty Investment Trust, REIT	17,666	1,781
Regency Centers, REIT	55,662	3,842
		10,081
Specialized REITs 1.3%
CubeSmart, REIT	107,137	3,862
EPR Properties, REIT	27,589	1,377
Lamar Advertising, Class A, REIT	56,881	7,200
Smartstop Self Storage, REIT (2)	95,850	2,966
		15,405
Total Real Estate		65,827
UTILITIES 2.3%
Electric Utilities 0.7%
Alliant Energy	54,918	3,570
Evergy	23,284	1,688
Portland General Electric	70,763	3,396
		8,654
Gas Utilities 0.5%
National Fuel Gas	58,281	4,666
UGI	33,324	1,247
		5,913
Independent Power & Renewable Electricity Producer 0.2%
Talen Energy (1)	4,652	1,744
		1,744

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 0.9%
Ameren	72,857	7,276
NiSource	82,472	3,444
		10,720
Total Utilities		27,031
Total Common Stocks (Cost $1,075,210)		1,180,288
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.74% (3)	2,762,252	2,762
Total Short-Term Investments (Cost $2,762)		2,762
SECURITIES LENDING COLLATERAL 1.7%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.7%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4)	19,454,064	19,454
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		19,454
Total Securities Lending Collateral (Cost $19,454)		19,454
Total Investments in Securities 101.6% of Net Assets (Cost $1,097,426)		$1,202,504

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	See Note 3. All or a portion of this security is on loan at December 31, 2025.
(3)	Seven-day yield

T. ROWE PRICE SMALL-MID CAP ETF

(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 12/31/25
T. Rowe Price Government Reserve Fund	$737	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	19,454
	Total			$19,454^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $19,454.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,097,426)	$1,202,504
Receivable for shares sold	1,790
Dividends receivable	919
Other assets	1
Total assets	1,205,214
Liabilities
Obligation to return securities lending collateral	19,454
Payable for investment securities purchased	1,786
Investment management and administrative fees payable	549
Total liabilities	21,789
NET ASSETS	$1,183,425
Net Assets Consists of:
Total distributable earnings (loss)	$71,502
Paid-in capital applicable to 33,050,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	1,111,923
NET ASSETS	$1,183,425
NET ASSET VALUE PER SHARE	$35.81
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $66)	$11,477
Securities lending	8
Total income	11,485
Expenses
Investment management and administrative expense	4,357
Miscellaneous expense	1
Total expenses	4,358
Net investment income	7,127
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(30,916)
In-kind redemptions	45,878
Net realized gain	14,962
Change in net unrealized gain / loss on securities	91,905
Net realized and unrealized gain / loss	106,867
INCREASE IN NET ASSETS FROM OPERATIONS	$113,994
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	12/31/25	12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,127	$1,717
Net realized gain	14,962	3,622
Change in net unrealized gain / loss	91,905	6,454
Increase in net assets from operations	113,994	11,793
Distributions to shareholders
Net earnings	(6,705)	(1,627)
Capital share transactions*
Shares sold	870,141	324,079
Shares redeemed	(174,263)	(21,096)
Increase in net assets from capital share transactions	695,878	302,983
Net Assets
Increase during period	803,167	313,149
Beginning of period	380,258	67,109
End of period	$1,183,425	$380,258
*Share information (000s)
Shares sold	26,500	10,100
Shares redeemed	(5,250)	(700)
Increase in shares outstanding	21,250	9,400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Mid Cap ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE SMALL-MID CAP ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE SMALL-MID CAP ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On December 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $20,559,000; the aggregate value of collateral was $21,367,000 and consisted of cash collateral and related investments of $19,454,000 and U.S. government securities of $1,913,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $394,818,000 and $344,058,000, respectively, for the year ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $817,223,000 and $173,781,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	December 31,	December 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$6,705	$1,627
At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$1,097,898
Unrealized appreciation	$147,112
Unrealized depreciation	(42,506)
Net unrealized appreciation (depreciation)	$104,606

T. ROWE PRICE SMALL-MID CAP ETF

At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$104,606
Loss carryforwards and deferrals	(33,104)
Total distributable earnings (loss)	$71,502
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and

T. ROWE PRICE SMALL-MID CAP ETF

Price Associates provides for an annual all-inclusive fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Fund does not pay investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 363,608 shares of the fund, representing 1% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in

T. ROWE PRICE SMALL-MID CAP ETF

accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE SMALL-MID CAP ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Small-Mid Cap ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Small-Mid Cap ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025 and the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the years ended December 31, 2025 and 2024, and for the period June 14, 2023 (Inception) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the years ended December 31, 2025 and 2024, and for the period June 14, 2023 (Inception) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE SMALL-MID CAP ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE SMALL-MID CAP ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $8,723,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $7,452,000 of the fund’s income qualifies for the dividends-received deduction.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1075-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026